UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-1884



                                   Endowments
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                     Date of fiscal year end: July 31, 2005

                   Date of reporting period: January 31, 2005





                                 Patrick F. Quan
                                    Secretary
                                   Endowments
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                               Julie Allecta, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                                55 Second Street
                               Twenty-fourth Floor
                         San Francisco, California 94105
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - Capital Research and Management(SM)]

ENDOWMENTS
Investments for nonprofit institutions

Semi-annual report for the six months ended
January 31, 2005

Endowments(SM) is managed by Capital Research and Management Company, which also manages the 29 American Funds,(R) the nation's third-largest mutual fund family. For more than seven decades, Capital Research has invested with a long-term focus based on thorough research and attention to risk.

GROWTH AND INCOME PORTFOLIO seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks.

BOND PORTFOLIO seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM/ENDOWMENTS.

Here are returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2004 (the most recent calendar quarter):

                                                            1 year            5 years        10 years
GROWTH AND INCOME PORTFOLIO
     Average annual total return                                --             +8.45%          +12.88%
     Cumulative total return                                +8.30%            +50.03%         +235.81%
BOND PORTFOLIO
     Average annual total return                                --             +8.03%           +7.52%
     Cumulative total return                                +4.80%            +47.16%         +106.54%

The fund's investment adviser is waiving a portion of its management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 22 for details.

Bond Portfolio's 30-day yield as of February 28, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 4.00%, which reflects a fee waiver (3.97% without the fee waiver).

The return of principal in the Bond Portfolio is not guaranteed. Fund shares have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund.

DEAR SHAREHOLDERS:

We are pleased to report to you at the midpoint of our 2005 fiscal year.

GROWTH AND INCOME PORTFOLIO

For the six months ended January 31, 2005, the value of an investment in the Growth and Income Portfolio rose 6.8%.* Over the same period, the unmanaged Standard & Poor's 500 Composite Index gained 8.2% and the Lipper Growth & Income Funds Index gained 9.1%.

*All   percentage   gain/loss   figures  used  throughout  this  letter  include
reinvestment of all distributions.

The past six months have been a solid period for stocks. The S&P 500 was up more than 10% during the first five months of our fiscal year before declining slightly in January. This generally upward direction in the market was supported by a healthy U.S. economy, strong corporate earnings and, despite a spike in oil prices, relatively low inflation. It also bears mentioning that 2004 was the least volatile year for stocks since 1995.

Corporate earnings grew nearly 20% in 2004, helped in part by the drop in value of the U.S. dollar. Despite a rise in short-term rates, long-term interest rates actually declined slightly during the period.

The composition of the fund's portfolio was fairly stable during the six-month period. Consumer staples remained the fund's largest sector at nearly 15% of assets, roughly the same as six months ago. Five of the fund's 10 largest holdings were consumer staples companies. Altria, our largest holding, rose 34% as litigation concerns diminished. PepsiCo, Procter & Gamble and Walgreen also made positive contributions to the fund's results.

Returns for financial stocks were mixed. All of our banking holdings posted positive returns, as did American Express and Berkshire Hathaway. Other financial stocks in the portfolio did not fare as well. Marsh & McLennan declined nearly 27% amid an investigation into its business practices. Financial stocks accounted for just over 12%, a reduction from nearly 15% six months earlier.

Oil prices continued their sharp climb which began in late 2003, reaching a price of just over $47 a barrel on January 31, 2005. Not surprisingly, energy companies did very well over that period. Royal Dutch and Exxon, two of our 10 largest holdings, returned roughly 16% and 12%, respectively. Energy stocks accounted for just over 7% of assets, a slight increase from six months earlier.

Health-care stocks, and pharmaceutical companies in particular, continued to languish. Although some of our holdings, including Johnson & Johnson, Amgen and Abbott, posted positive results for the period, most of our drug stocks declined. Product recalls and the ongoing debate over prescription drug prices in the United States have kept the sector under a cloud. We believe this weakness has created value opportunities for long-term investors, and have selectively increased our exposure to companies in the sector. Health care accounted for just over 11% of assets, up from nearly 9% six months ago.

The modest changes made to the portfolio over the past six months are a continuation of a longer term shift toward high-quality, large-cap stocks. As we've mentioned before, many of these stocks were highly valued in the late '90s but have since come to represent what we feel are good growth opportunities at reasonable valuations.

The percentage of net assets in equities and convertibles was nearly 88% on January 31, about the same as six months earlier. The remainder of net assets was held in interest-bearing cash equivalents.

BOND PORTFOLIO

For the six months ended January 31, 2005, the Bond Portfolio posted a total return of 4.1%. Over this same period, the unmanaged Lehman Brothers Aggregate Bond Index was up 3.8% and the 221 corporate A-rated bond funds tracked by Lipper returned an average of 3.9%.

The Federal Reserve made four quarter-point hikes in the federal funds rate (the interest rate that banks charge each other on overnight loans) over the six-month period. A fifth quarter-point rise just after our fiscal period had closed brought the rate to 2.5% from 1.25% at the start of our period. Continued short-term rate increases are expected until monetary policy has a neutral effect on the economy.

In this environment, quality and duration made the difference for bond investors. In general, lower rated and longer term bonds outpaced their higher quality and shorter duration counterparts.

Bolstered by strong fundamentals, including improved company balance sheets and a reduced supply of new issues, corporate bonds posted strong returns for the six months. The fund's return benefited from our sizable exposure to corporate bonds, including our holdings of lower rated bonds within the investment-grade universe. In particular, bonds from airline, media and telecommunications companies made positive contributions to the fund's return. Holdings in automobile companies detracted from the fund's return. The Bond Portfolio held roughly 57% of assets in corporate bonds on January 31, about the same as six months earlier.

U.S. Treasuries and government agency obligations remained at roughly 18% of assets. As we noted earlier, longer maturities provided better returns than shorter issues. While the 10-year note returned just over 4% for the period, its one-year counterpart returned just under 1%.

Less volatility in the mortgage-backed sector helped those issues do quite well in recent months, even as prepayments remained relatively strong. We reduced our holding of mortgage-backed securities by selling into that strength. Mortgages accounted for nearly 11% of assets, down from nearly 12% six months earlier.

In total, the Bond Portfolio held roughly 98% of assets in bonds, preferred stocks and convertibles at the close of the period, about the same percentage as six months earlier. The remainder was held in interest-bearing cash equivalents.

As always, we welcome your comments and questions.

Cordially,

/s/ Robert G. O'Donnell    /s/ Claudia P. Huntington

Robert G. O'Donnell        Claudia P. Huntington
Chairman of the Board      President

February 23, 2005


SUMMARY INVESTMENT PORTFOLIO

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.


GROWTH AND INCOME PORTFOLIO, January 31, 2005             Unaudited

Industry sector diversification

[begin pie chart]
Consumer staples                                          14.92 %
Financials                                                12.40
Information technology                                    11.50
Health care                                               11.20
Consumer discretionary                                    10.31
Industrials                                               10.01
Energy                                                     7.19
Materials                                                  3.17
Telecommunication services                                 2.68
Utilities                                                  2.33
Miscellaneous                                              0.45
Convertible securities                                     1.61
Cash & equivalents                                        12.23
                                                         100.00 %
[end pie chart]

                                                                                           Shares            Market        Percent
                                                                                                              value         of net
Common stocks  - 86.16%                                                                                                     assets

Consumer staples  - 14.92%
Altria Group, Inc.                                                                         45,000     $   2,872,350           2.86%
Wal-Mart Stores, Inc.                                                                      36,000         1,886,400           1.87
PepsiCo, Inc.                                                                              30,000         1,611,000           1.60
Procter & Gamble Co.                                                                       30,000         1,596,900           1.59
Walgreen Co.                                                                               37,000         1,576,570           1.57
Sara Lee Corp.                                                                             50,000         1,174,000           1.17
WD-40 Co.                                                                                  26,000           842,920            .84
Coca-Cola Co.                                                                              20,000           829,800            .82
Other securities                                                                                          2,614,700           2.60
                                                                                                         15,004,640          14.92

Financials - 12.40%
American Express Co.                                                                       29,000         1,547,150           1.54
Wells Fargo & Co.                                                                          25,000         1,532,500           1.52
American International Group, Inc.                                                         23,000         1,524,670           1.52
Berkshire Hathaway Inc., Class A  (1)                                                          15         1,348,500           1.34
Marsh & McLennan Companies, Inc.                                                           37,000         1,202,500           1.19
Fulton Financial Corp.                                                                     41,780           912,057            .91
Bank of America Corp.                                                                      18,000           834,660            .83
Other securities                                                                                          3,568,950           3.55
                                                                                                         12,470,987          12.40

Information technology  - 11.50%
Texas Instruments Inc.                                                                     80,000         1,856,800           1.84
Microsoft Corp.                                                                            63,000         1,655,640           1.65
Cisco Systems, Inc.  (1)                                                                   62,000         1,118,480           1.11
Nokia Corp. (ADR)                                                                          63,000           962,640            .96
International Business Machines Corp.                                                      10,000           934,200            .93
Symbol Technologies, Inc.                                                                  50,000           915,000            .91
Other securities                                                                                          4,122,320           4.10
                                                                                                         11,565,080          11.50

Health care  - 11.20%
Medtronic, Inc.                                                                            40,000         2,099,600           2.09
Medco Health Solutions, Inc.  (1)                                                          30,000         1,277,100           1.27
Eli Lilly and Co.                                                                          22,000         1,193,280           1.19
Johnson & Johnson                                                                          17,000         1,099,900           1.09
Becton, Dickinson and Co.                                                                  17,000           963,050            .96
Abbott Laboratories                                                                        15,000           675,300            .67
Other securities                                                                                          3,954,985           3.93
                                                                                                         11,263,215          11.20

Consumer discretionary  - 10.31%
Lowe's Companies, Inc.                                                                     27,000         1,538,730           1.53
Walt Disney Co.                                                                            52,000         1,488,760           1.48
Time Warner Inc.  (1)                                                                      75,000         1,350,000           1.34
Garmin Ltd.                                                                                22,000         1,210,000           1.20
Other securities                                                                                          4,787,900           4.76
                                                                                                         10,375,390          10.31

Industrials  - 10.01%
3M Co.                                                                                     21,000         1,771,560           1.76
Lockheed Martin Corp.                                                                      25,000         1,445,250           1.44
General Electric Co.                                                                       40,000         1,445,200           1.44
United Technologies Corp.                                                                  12,000         1,208,160           1.20
Avery Dennison Corp.                                                                       15,000           901,350            .89
ServiceMaster Co.                                                                          65,000           837,850            .83
Other securities                                                                                          2,460,880           2.45
                                                                                                         10,070,250          10.01

Energy  - 7.19%
Royal Dutch Petroleum Co. (New York registered)                                            40,000         2,338,800           2.32
Exxon Mobil Corp.                                                                          42,000         2,167,200           2.15
ChevronTexaco Corp.                                                                        22,000         1,196,800           1.19
Marathon Oil Corp.                                                                         22,000           852,060            .85
Other securities                                                                                            680,400            .68
                                                                                                          7,235,260           7.19

Materials  - 3.17%
Rio Tinto PLC                                                                              32,000           993,960            .99
Other securities                                                                                          2,191,340           2.18
                                                                                                          3,185,300           3.17


Telecommunication services - 2.68%                                                                        2,700,340           2.68


Utilities  - 2.33%
NSTAR                                                                                      18,000         1,013,040           1.01
Other securities                                                                                          1,331,196           1.32
                                                                                                          2,344,236           2.33

Miscellaneous  -  0.45%
Other common stocks in initial period of acquisition                                                        450,957            .45


Total common stocks (cost: $72,669,067)                                                                  86,665,655          86.16



                                                                                                             Market        Percent
                                                                                                              value         of net
Rights and warrants  - 0.00%                                                                                                assets

Miscellaneous  -  0.00%
Other rights and warrants in initial period of acquisition                                                    1,374            .00


Total rights and warrants (cost: $1,733)                                                                      1,374            .00



                                                                                        Principal            Market        Percent
                                                                                     amount (000)             value         of net
Convertible securities  - 1.61%                                                                                             assets

Information technology - 1.61%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                        $ 1,000     $   1,080,000           1.07
Other securities                                                                                            536,875            .54


Total convertible securities (cost: $1,592,699)                                                           1,616,875           1.61



                                                                                        Principal            Market        Percent
                                                                                     amount (000)             value         of net
Short-term securities  - 11.83%                                                                                             assets


Harley-Davidson Funding Corp. 2.44% due 2/15/2005 (2)                                  $    2,315     $   2,312,646          2.30%
Federal Home Loan Bank 2.42% due 3/28/2005                                                  2,000         1,992,470           1.98
Ranger Funding Co. LLC 2.47% due 2/1/2005 (2)                                               1,700         1,699,883           1.69
Abbott Laboratories Inc. 2.35% due 2/17/2005 (2)                                            1,450         1,448,390           1.44
DuPont (E.I.) de Nemours & Co. 2.24% due 2/2/2005                                           1,300         1,299,838           1.29
Hershey Foods Corp. 2.28% due 2/18/2005 (2)                                                 1,200         1,198,631           1.19
Freddie Mac 2.469% due 3/29/2005                                                            1,200         1,195,324           1.19
Other securities                                                                                            749,294            .75


Total short-term securities (cost: $11,896,417)                                                          11,896,476          11.83


Total investment securities (cost: $86,159,916)                                                         100,180,380          99.60
Other assets less liabilities                                                                               408,267            .40

Net assets                                                                                             $100,588,647        100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $6,659,550 which represented 6.62% of the net assets of the fund.

ADR = American Depositary Receipts



See Notes to Financial Statements


SUMMARY INVESTMENT PORTFOLIO

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

BOND PORTFOLIO, January 31, 2005                                      Unaudited


Holdings by investment type

[begin pie chart]
U.S. government & government agency bonds & notes         18.48 %
Financials                                                17.41
Mortgage- and asset-backed obligations                    13.96
Consumer discretionary                                    12.95
Industrials                                                6.81
Telecommunication services                                 6.28
Utilities                                                  5.06
Materials                                                  3.52
Other bonds & notes                                        2.49
Other corporate bonds & notes                              4.73
Preferred stocks                                           5.49
Convertible securities                                     0.64
Cash & equivalents                                         2.18
                                                         100.00 %
[end pie chart]

                                                                                            Principal          Market      Percent
                                                                                               amount           value       of net
Bonds & notes  - 91.69%                                                                         (000)                       assets

Corporate bonds & notes - 56.76%

Financials - 17.41%
CIT Group Inc. 3.65% - 7.75% 2007 - 2012                                                          500         541,044
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                 300         300,460
AT&T Capital Corp., Series F, 6.60% 2005                                                          250         251,561         1.71
Washington Mututal, Inc.:
 5.625% 2007                                                                                      375         388,169
 2.96% 2010 (1)                                                                                   400         399,949
Washington Mutual Bank, FA 6.875% 2011                                                            250         282,051         1.67
SocGen Real Estate Co. LLC, Series A, 7.64% (undated) (1)  (2)                                    375         408,875          .64
TuranAlem Finance BV 8.50% 2015 (2)                                                               400         396,000          .62
Deutsche Bank Capital Funding Trust I, 7.872% (undated) (1)  (2)                                  300         341,683          .53
Other securities                                                                                            7,834,052        12.24
                                                                                                           11,143,844        17.41

Consumer discretionary  - 12.95%
General Motors Acceptance Corp.:
 7.75% 2010                                                                                       800         841,194
 4.56% - 8.00% 2014 - 2031 (1)                                                                    375         365,949         1.89
Ford Motor Credit Co.:
 7.375% 2009                                                                                      500         532,952
 7.375% 2011                                                                                      500         534,308
 7.45% 2031                                                                                       100         100,052         1.82
DaimlerChrysler North America Holding Corp.:
 8.00% 2010                                                                                       600         692,687
 7.30% 2012                                                                                       125         142,494         1.30
Comcast Cable Communications, Inc. 8.375% 2007                                                    125         137,197
Tele-Communications, Inc. 7.875% - 9.80% 2012 - 2013                                              465         580,556         1.12
J.C. Penney Co., Inc. 7.95% 2017                                                                  400         468,000          .73
Toll Brothers, Inc. 6.875% 2012                                                                   375         420,753          .66
Other securities                                                                                            3,474,635         5.43
                                                                                                            8,290,777        12.95

Industrials  - 6.81%
Deere & Co. 8.95% 2019                                                                            370         435,945          .68
Hutchison Whampoa International Ltd. 7.00% 2011 (2)                                               375         419,947          .66
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012 (3)                                391         396,359          .62
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                 385         369,401          .58
Other securities                                                                                            2,737,322         4.27
                                                                                                            4,358,974         6.81

Telecommunication services  - 6.28%
Sprint Capital Corp.:
 4.78% 2006                                                                                       500         507,625
 6.375% - 6.90% 2009 - 2019                                                                       130         143,744         1.02
SBC Communications Inc. 5.10% 2014                                                                550         555,006          .87
AT&T Corp. 9.05% 2011 (1)                                                                         450         524,250          .82
France Telecom 8.50% 2011 (1)                                                                     400         477,918          .75
Other securities                                                                                            1,809,348         2.82
                                                                                                            4,017,891         6.28

Utilities  - 5.06%
Homer City Funding LLC 8.734% 2026 (3)                                                            300         353,611          .55
Exelon Generation Co., LLC 6.95% 2011                                                             300         338,701          .53
Other securities                                                                                            2,549,530         3.98
                                                                                                            3,241,842         5.06

Materials  - 3.52%
Norske Skogindustrier ASA 7.625% 2011 (2)                                                         500         575,151          .90
Packaging Corp. of America 5.75% 2013                                                             375         388,886          .61
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009 (2)                                     375         369,366          .58
Georgia-Pacific Corp. 7.50% 2006                                                                  353         369,326          .57
Other securities                                                                                              550,381          .86
                                                                                                            2,253,110         3.52

Other corporate bonds & notes - 4.73%                                                                       3,031,986         4.73


U.S. government & government agency bonds & notes  - 18.48%
U.S. Treasury:
 5.75% 2005                                                                          $          1,750 $     1,788,552
 10.75% 2005                                                                                      350         364,710
 3.00% 2007                                                                                     1,250       1,236,912
 3.625% 2008  (4)                                                                                 296         318,650
 3.875% 2009  (4)                                                                                 582         645,600
 14.00% 2011                                                                                      450         534,096
 4.375% 2012  (5)                                                                                 500         513,205
 12.50% 2014                                                                                    1,200       1,640,064
 6.875% 2025                                                                                    1,775       2,294,738       14.58%
Fannie Mae:
 7.00% 2005                                                                                       750         763,762
 6.25% 2011                                                                                       250         273,572         1.62
Federal Home Loan Bank:
 2.00% 2006                                                                                       410         405,178
 2.375% 2006                                                                                      390         385,815         1.24
Freddie Mac:
 5.75% 2010                                                                            Euro       250         368,524
 1.875% - 4.25% 2005 -  2006                                                           $          300         300,593         1.04
                                                                                                           11,833,971        18.48

Mortgage- and asset-backed obligations  (3) - 13.96%
Government National Mortgage Assn. 6.00% - 10.00% 2008 - 2033                                     836         892,171         1.39
Chase Commercial Mortgage Securities Corp.:
 Series 1998-2, Class A-2, 6.39% 2030                                                             375         403,797
 Series 2000-1, Class A-2, 7.757% 2032                                                            250         286,130         1.08
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                              382         380,281          .59
Fannie Mae 6.00% - 12.01% 2016 - 2041 (1)                                                         557         594,635          .93
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                            500         536,236          .84
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II,
     4.358% 2034 (1)                                                                              465         459,092          .72
Freddie Mac 2.842% - 8.75% 2008 - 2036                                                            417         424,429          .66
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                              334         337,758          .53
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026 (2)                                       299         326,581          .51
Other securities                                                                                            4,299,488         6.71
                                                                                                            8,940,598        13.96

Other bonds & notes - 2.49%                                                                                 1,591,953         2.49


Total bonds & notes (cost: $57,084,856)                                                                    58,704,946        91.69


                                                                                  Shares or principal          Market      Percent
                                                                                               amount           value       of net
Convertible securities  - 0.64%                                                                                             assets

Telecommunication services  -  0.56%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                      Euro     250,000  $      358,900          .56

Consumer discretionary  -  0.08%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032        1,000 shares          49,980          .08

Total convertible securities (cost: $287,891)                                                                 408,880          .64


                                                                                               Shares          Market      Percent
                                                                                                                value       of net
Preferred stocks  - 5.49%                                                                                                   assets

Financials  -  5.49%
Fannie Mae, Series O, 7.00% preferred 2007  (2)  (6)                                           10,000  $      566,880          .89
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual
     preferred (1) (2)                                                                        400,000         496,126          .77
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                          425,000         439,794          .69
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred (1) (2)                      360,000         419,513          .66
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred  (1) (2)                       375,000         412,046          .64
Other securities                                                                                            1,178,888         1.84
Total preferred stocks (cost: $3,173,262)                                                                   3,513,247         5.49


                                                                                            Principal          Market      Percent
                                                                                               amount           value       of net
Short-term securities  - 0.62%                                                                  (000)                       assets

Ranger Funding Co. LLC  2.47% 2/1/2005 (2)                                             $          400  $      399,972          .62

Total short-term securities (cost: $399,972)                                                                  399,972          .62


Total investment securities (cost: $60,945,981)                                                            63,027,045        98.44
Other assets less liabilities                                                                                 995,760         1.56
Net assets                                                                                                $64,022,805      100.00%

"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

The following footnotes to the portfolio apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item:

(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $12,398,596, which represented 19.37% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Index-linked bond whose principal amount moves with a government retail price index.
(5) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(6) Security did not produce income during the last 12 months.

See Notes to Financial Statements

FINANCIAL STATEMENTS                                                 unaudited

STATEMENT OF ASSETS AND LIABILITIES
at January 31, 2005                                                                       Growth and Income                   Bond
                                                                                                  Portfolio              Portfolio

Assets:
 Investment securities at market:
  (cost: $86,159,916 and $60,945,981, respectively)                                            $100,180,380            $63,027,045
 Cash                                                                                                77,021                 91,230
 Receivables for:
  Sales of investments                                                                              272,003                486,200
  Sales of fund's shares                                                                              2,695                      -
  Dividends and interest                                                                            117,325                862,902
  Total assets                                                                                  100,649,424             64,467,377

Liabilities:
 Payables for:
  Purchases of investments                                                                                -                393,424
  Investment advisory services                                                                       40,400                 25,756
  Other fees and expenses                                                                            20,377                 25,392
  Total liabilities                                                                                  60,777                444,572
Net assets at January 31, 2005                                                                 $100,588,647            $64,022,805

Net assets consist of:
 Capital paid in on shares of beneficial interest                                               $85,926,223            $62,738,363
 Undistributed (distributions in excess of) net investment income                                   281,365               (930,794)
 Undistributed net realized gain                                                                    360,595                134,034
 Net unrealized appreciation                                                                     14,020,464              2,081,202
Net assets at January 31, 2005                                                                 $100,588,647            $64,022,805

Shares of beneficial interest issued and outstanding -
 unlimited shares authorized
Shares outstanding                                                                                6,901,404              3,783,517
Net asset value per share                                                                            $14.58                 $16.92

See Notes to Financial Statements


STATEMENT OF OPERATIONS                                               unaudited
for the six months ended  January 31, 2005
                                                                                          Growth and Income                   Bond
Investment income:                                                                                Portfolio              Portfolio
 Income:
  Dividends (net of non-U.S. withholding
            tax of $163 on Growth and Income Portfolio)                                            $952,965                $23,113
  Interest                                                                                          166,693              1,619,167
  Total income                                                                                    1,119,658              1,642,280

 Fees and expenses:
  Investment advisory services                                                                      243,009                157,136
  Transfer agent services                                                                               231                    205
  Reports to shareholders                                                                            11,271                  7,378
  Registration statement and prospectus                                                              13,617                  9,578
  Trustees' compensation                                                                             29,177                 19,123
  Trustees' travel expenses                                                                          11,822                  7,738
  Auditing                                                                                           18,575                 18,575
  Legal                                                                                               2,354                  2,354
  Custodian                                                                                             471                    295
  Other                                                                                               2,469                  7,530
  Total expenses before waiver                                                                      332,996                229,912
   Waiver of expenses                                                                                10,235                  6,576
 Net investment income                                                                              796,897              1,418,944

Net realized gain and unrealized
 appreciation on investments
 and non-U.S. currency:
 Net realized gain (loss) on:
  Investments                                                                                     1,323,039                378,466
  Non-U.S. currency transactions                                                                       (856)                    19
                                                                                                  1,322,183                378,485
 Net unrealized appreciation (depreciation) on:
  Investments                                                                                     4,268,076                681,831
  Non-U.S. currency translations                                                                        (14)                   294
                                                                                                  4,268,062                682,125
   Net realized gain and
    unrealized appreciation
    on investments and non-U.S. currency                                                          5,590,245              1,060,610
Net increase in net assets resulting
 from operations                                                                                 $6,387,142             $2,479,554

See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS

Growth and Income Portfolio

                                                                                                 Six months             Year ended
                                                                                          ended January 31,               July 31,
                                                                                                      2005*                   2004
Operations:
 Net investment income                                                                             $796,897             $1,229,871
 Net realized gain on investments and
  non-U.S. currency transactions                                                                  1,322,183              3,632,725
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                               4,268,062              5,609,071
  Net increase in net assets
   resulting from operations                                                                      6,387,142             10,471,667

Dividends and distributions paid to
 shareholders:
 Dividends from net investment income                                                              (662,113)            (1,232,643)
 Distributions from net realized gain
  on investments                                                                                 (2,564,054)                     -
   Total dividends and distributions paid
    to shareholders                                                                              (3,226,167)            (1,232,643)

Capital share transactions                                                                        7,399,481              4,876,726

Total increase in net assets                                                                     10,560,456             14,115,750

Net assets:
 Beginning of period                                                                             90,028,191             75,912,441
 End of period (including undistributed net investment
  income: $281,365 and $146,581, respectively)
                                                                                               $100,588,647            $90,028,191

*Unaudited

See Notes to Financial Statements



Bond Portfolio

                                                                                                 Six months             Year ended
                                                                                          ended January 31,               July 31,
                                                                                                      2005*                   2004
Operations:
 Net investment income                                                                           $1,418,944             $2,932,360
 Net realized gain on investments and
  non-U.S. currency transactions                                                                    378,485              1,426,099
 Net unrealized appreciation (depreciation)
  on investments and non-U.S. currency translations                                                 682,125               (673,211)
  Net increase in net assets
   resulting from operations                                                                      2,479,554              3,685,248

 Dividends paid to shareholders from net investment income                                       (1,737,423)            (3,167,410)

Capital share transactions                                                                        4,055,620               (210,166)

Total increase in net assets                                                                      4,797,751                307,672

Net assets:
 Beginning of period                                                                             59,225,054             58,917,382
 End of period (including
  distributions in excess of
  net investment income: $930,794 and $612,315,
  respectively)                                                                                 $64,022,805            $59,225,054

*Unaudited

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS                                        unaudited


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - ENDOWMENTS (the "trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued two series of shares, Growth and Income Portfolio and Bond Portfolio ("the funds"). Growth and Income Portfolio seeks to provide long-term growth of principal, with income and preservation of capital as secondary objectives, primarily through investments in common stocks. Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital through investments in fixed-income securities.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the trust:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the trust's Board of Trustees. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

          MORTGAGE DOLLAR ROLLS - Bond Portfolio may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction, therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income in the accompanying financial statements.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in non-U.S. securities; cost of investments sold; paydowns on investments; net capital losses; and amortization of premiums. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds. As of January 31, 2005, the cost of investment securities for federal income tax purposes was $86,161,438 and $61,663,370 for Growth and Income Portfolio and Bond Portfolio, respectively.

As of January 31, 2005, the components of distributable earnings on a tax basis were as follows:

                                                                         Growth and Income                 Bond
                                                                                 Portfolio            Portfolio
Undistributed net investment income and currency gains                            $276,410             $329,367
Undistributed (accumulated) short-term capital gains (losses)                       37,581             (185,753)
Undistributed (accumulated) long-term capital gains (losses)                       323,869             (209,779)
Gross unrealized appreciation on investment securities                          15,885,956            2,517,383
Gross unrealized depreciation on investment securities                          (1,867,014)          (1,153,708)
Net unrealized appreciation on investment securities                            14,018,942            1,363,675

Accumulated short-term capital losses above include a capital loss carryforward of $244,451 expiring in 2011 for Bond Portfolio. The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The funds will not make distributions from capital gains while a capital loss carryforward remains in that fund. During the six months ended January 31, 2005, the funds realized, on a tax basis, a net capital gain of $1,323,038 and a net capital loss of $151,081 for Growth and Income Portfolio and Bond Portfolio, respectively.

For the six months ended January 31, 2005, distributions from realized long-term capital gains were $2,564,054 for Growth and Income Portfolio.

4.       FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the funds' investment adviser, is the parent company of American Funds Service Company ("AFS"), the funds' transfer agent.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.50% on the first $150 million of each fund's daily net assets and 0.40% on such assets in excess of $150 million.

The Investment Advisory and Service Agreement provides for a fee reduction to the extent that annual operating expenses exceed 0.75% of the average daily net assets of the funds. Expenses related to interest, taxes, brokerage commissions, transaction costs and extraordinary items are not subject to these limitations. For the six months ended January 31, 2005, no such fee reduction was required, but CRMC voluntarily reduced investment advisory services fees by $10,235 and $6,576 for Growth and Income Portfolio and Bond Portfolio, respectively. As a result, the fees shown on the accompanying financial statements of $243,009 and $157,136, for Growth and Income Portfolio and Bond Portfolio, respectively, were both reduced to an annualized rate of 0.479% of average daily net assets.

TRANSFER AGENT SERVICES - The funds have a transfer agent agreement with AFS. Under this agreement, the funds compensate AFS for transfer agent services including shareholder recordkeeping and communications.

AFFILIATED OFFICERS AND TRUSTEES - Officers and certain Trustees of the trust are or may be considered to be affiliated with CRMC and AFS. No affiliated officers or Trustees received any compensation directly from the funds.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the funds were as follows:

                                                                  Sales                      Reinvestments of dividends
                                                           Amount       Shares                  Amount         Shares
Six months ended January 31, 2005
Growth and Income Portfolio                           $ 5,968,682      417,315             $ 2,934,210        202,455
Bond Portfolio                                          4,220,627      249,845               1,308,112         77,661

Year ended July 31, 2004
Growth and Income Portfolio                          $ 11,072,274      797,740               $ 954,392         69,102
Bond Portfolio                                          8,137,204      482,260               2,552,116        152,086


                                                              Repurchases                      Net increase (decrease)
                                                           Amount       Shares                 Amount         Shares
Six months ended January 31, 2005
Growth and Income Portfolio                          $ (1,503,411)    (104,092)            $ 7,399,481        515,678
Bond Portfolio                                         (1,473,119)     (87,063)              4,055,620        240,443

Year ended July 31, 2004
Growth and Income Portfolio                          $ (7,149,940)    (519,826)            $ 4,876,726        347,016
Bond Portfolio                                        (10,899,486)    (646,832)               (210,166)       (12,486)


6.       INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

Growth and Income Portfolio and Bond Portfolio made purchases of investment securities of $17,298,459 and $17,664,355 and sales of investment securities of $11,918,341 and $12,538,553, respectively, during the six months ended January 31, 2005. Short-term securities transactions were excluded.

The funds receive a reduction in their custodian fees equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the six months ended January 31, 2005, the custodian fees of $471 and $295, shown on the accompanying financial statements for Growth and Income Portfolio and Bond Portfolio, respectively, included $443 and $291 that were offset by this reduction, rather than paid in cash.


Financial highlights (1)

                                                                                           Income from investment operations(2)
                                                                                                            Net
                                                                  Net asset                       gains (losses)
                                                                     value,             Net       on securities      Total from
                                                                  beginning      investment      (both realized      investment
Growth and Income Portfolio                                       of period          income      and unrealized)     operations

 Six months ended 1/31/2005 (4)                                      $14.10            $.12                $.84            $.96
 Year ended 07/31/2004                                                12.57             .20                1.53            1.73
 Year ended 07/31/2003                                                11.61             .22                 .94            1.16
 Year ended 07/31/2002                                                13.11             .23               (1.33)          (1.10)
 Year ended 07/31/2001                                                11.94             .30                1.81            2.11
 Year ended 07/31/2000                                                13.91             .37                (.89)           (.52)





                                                                           Income from investment operations(2)
                                                                                                            Net
                                                                  Net asset                       gains (losses)
                                                                     value,             Net       on securities      Total from
                                                                  beginning      investment      (both realized      investment
Bond Portfolio                                                    of period          income      and unrealized)     operations

 Six months ended 1/31/2005 (4)                                      $16.72            $.39                $.29            $.68
 Year ended 07/31/2004                                                16.57             .83                 .22            1.05
 Year ended 07/31/2003                                                15.93             .89                 .77            1.66
 Year ended 07/31/2002                                                16.56             .99                (.53)            .46
 Year ended 07/31/2001                                                15.79            1.16                 .77            1.93
 Year ended 07/31/2000                                                16.17            1.16                (.37)            .79




Financial highlights (1)

                                                                                                Dividends and distributions

                                                                   Dividends
                                                                   (from net   Distributions               Total      Net asset
                                                                  investment   (from capital       dividends and     value, end
Growth and Income Portfolio                                          income)          gains)       distributions      of period

 Six months ended 1/31/2005 (4)                                       $(.10)          $(.38)              $(.48)         $14.58
 Year ended 07/31/2004                                                 (.20)              -                (.20)          14.10
 Year ended 07/31/2003                                                 (.20)              -                (.20)          12.57
 Year ended 07/31/2002                                                 (.24)           (.16)               (.40)          11.61
 Year ended 07/31/2001                                                 (.34)           (.60)               (.94)          13.11
 Year ended 07/31/2000                                                 (.34)          (1.11)              (1.45)          11.94





                                                                   Dividends and distributions

                                                                   Dividends
                                                                   (from net   Distributions               Total      Net asset
                                                                  investment   (from capital       dividends and     value, end
Bond Portfolio                                                       income)          gains)       distributions      of period

 Six months ended 1/31/2005 (4)                                       $(.48)              -               $(.48)         $16.92
 Year ended 07/31/2004                                                 (.90)              -                (.90)          16.72
 Year ended 07/31/2003                                                (1.02)              -               (1.02)          16.57
 Year ended 07/31/2002                                                (1.09)              -               (1.09)          15.93
 Year ended 07/31/2001                                                (1.16)              -               (1.16)          16.56
 Year ended 07/31/2000                                                (1.16)           (.01)              (1.17)          15.79


Financial highlights (1)

                                                                                    Ratio of         Ratio of
                                                                                 expenses to      expenses to         Ratio of
                                                               Net assets,       average net      average net       net income
                                                     Total   end of period     assets before     assets after       to average
Growth and Income Portfolio                         return   (in millions)           waivers       waivers (3)      net assets

 Six months ended 1/31/2005 (4)                       6.77%          $101           .69% (5)         .66% (5)         1.64% (5)
 Year ended 07/31/2004                               13.81             90           .64              .64              1.43
 Year ended 07/31/2003                               10.18             76           .68              .68              1.88
 Year ended 07/31/2002                               (8.60)            63           .66              .66              1.81
 Year ended 07/31/2001                               18.23             61           .71              .71              2.32
 Year ended 07/31/2000                               (3.31)            50           .73              .73              3.03






                                                                                    Ratio of          Ratio of
                                                                                 expenses to       expenses to         Ratio of
                                                               Net assets,       average net       average net       net income
                                                     Total   end of period     assets before      assets after       to average
Bond Portfolio                                      return   (in millions)           waivers       waivers (3)       net assets

 Six months ended 1/31/2005 (4)                       4.13%           $64           .73% (5)         .71% (5)         4.52% (5)
 Year ended 07/31/2004                                6.37             59           .70              .70              4.93
 Year ended 07/31/2003                               10.64             59           .71              .71              5.38
 Year ended 07/31/2002                                2.82             50           .70              .70              6.07
 Year ended 07/31/2001                               12.67             46           .79              .75              7.18
 Year ended 07/31/2000                                5.13             32           .86              .75              7.31

                                          Six months ended
                                            January 31,                                   Year ended July 31
Portfolio turnover rate                       2005(4)                    2004       2003        2002         2001         2000

Growth and Income Portfolio                     14%                       32%        29%         50%          49%          60%
Bond Portfolio                                  21%                       36%        25%         70%          48%          59%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 2000 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) The ratios in this column reflect the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC waived fees for investment advisory services.
(4) Unaudited.
(5) Annualized.

See Notes to Financial Statements


EXPENSE EXAMPLE       (unaudited)

As a shareholder of the funds, you incur certain ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2004 through January 31, 2005).

ACTUAL EXPENSES:
The first line for each fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line for each fund in the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of the fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders may be subject to fees charged by financial intermediaries. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

                                               Beginning Account      Ending Account         Expenses Paid        Annualized
                                                  Value 8/1/2004     Value 1/31/2005      During Period(1)     Expense Ratio


Growth & Income Portfolio -- actual return       $      1,000.00      $     1,067.66           $      3.44              .66%
Growth & Income Portfolio -- assumed 5% return          1,000.00            1,021.88                  3.36              .66
Bond Portfolio -- actual return                         1,000.00            1,041.32                  3.65              .71
Bond Portfolio -- assumed 5% return                     1,000.00            1,021.63                  3.62              .71

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 365 (to reflect the one-half year period).


OFFICE OF THE TRUST
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
Institutional Investment Services/HOST
P.O. Box 25065
Santa Ana, CA 92799-5965

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

FOR MORE INFORMATION ABOUT ANY OF THE AMERICAN FUNDS, PLEASE ASK YOUR INVESTMENT PROFESSIONAL FOR A PROSPECTUS.

"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM OR UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE ENDOWMENTS WEBSITE AT AMERICANFUNDS.COM/ENDOWMENTS AND ON THE SEC WEBSITE.

A complete January 31, 2005, portfolio of ENDOWMENTS' investments is available free of charge on the SEC website or upon request by calling AFS.

ENDOWMENTS files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of ENDOWMENTS, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the funds.


[logo - Capital Research and Management(SM)]

THE CAPITAL GROUP COMPANIES

Capital International

Capital Guardian

Capital Research and Management

Capital Bank and Trust

American Funds

Lit. No. MFGESR-985-0305P

Litho in USA SWD/PL/9141-S2248

(C) 2005 ENDOWMENTS

Printed on recycled paper




ITEM 2 - Code of Ethics

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of Semiannual Reports to Shareholders.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo]

ENDOWMENTS, GROWTH AND INCOME PORTFOLIO
Investment portfolio
January 31, 2005                                                      unaudited

Common stocks -- 86.16%                                                                                   Shares     Market value

CONSUMER STAPLES -- 14.92%
Altria Group, Inc.                                                                                        45,000     $  2,872,350
Wal-Mart Stores, Inc.                                                                                     36,000        1,886,400
PepsiCo, Inc.                                                                                             30,000        1,611,000
Procter & Gamble Co.                                                                                      30,000        1,596,900
Walgreen Co.                                                                                              37,000        1,576,570
Sara Lee Corp.                                                                                            50,000        1,174,000
WD-40 Co.                                                                                                 26,000          842,920
Coca-Cola Co.                                                                                             20,000          829,800
General Mills, Inc.                                                                                       14,000          741,860
Avon Products, Inc.                                                                                       17,000          717,740
Wm. Wrigley Jr. Co.                                                                                       10,000          703,900
Del Monte Foods Co.(1)                                                                                    40,000          451,200
                                                                                                                       15,004,640

FINANCIALS -- 12.40%
American Express Co.                                                                                      29,000        1,547,150
Wells Fargo & Co.                                                                                         25,000        1,532,500
American International Group, Inc.                                                                        23,000        1,524,670
Berkshire Hathaway Inc., Class A(1)                                                                           15        1,348,500
Marsh & McLennan Companies, Inc.                                                                          37,000        1,202,500
Fulton Financial Corp.                                                                                    41,780          912,057
Bank of America Corp.                                                                                     18,000          834,660
Jefferson-Pilot Corp.                                                                                     15,000          748,500
SunTrust Banks, Inc.                                                                                      10,000          720,200
U.S. Bancorp                                                                                              20,000          601,000
St. Paul Travelers Companies, Inc.                                                                        15,000          563,100
Citigroup Inc.                                                                                            10,000          490,500
Bank of New York Co., Inc.                                                                                15,000          445,650
                                                                                                                       12,470,987

INFORMATION TECHNOLOGY -- 11.50%
Texas Instruments Inc.                                                                                    80,000        1,856,800
Microsoft Corp.                                                                                           63,000        1,655,640
Cisco Systems, Inc.(1)                                                                                    62,000        1,118,480
Nokia Corp. (ADR)                                                                                         63,000          962,640
International Business Machines Corp.                                                                     10,000          934,200
Symbol Technologies, Inc.                                                                                 50,000          915,000
Intel Corp.                                                                                               35,000          785,750
Analog Devices, Inc.                                                                                      20,000          717,800
First Data Corp.                                                                                          15,000          611,100
Linear Technology Corp.                                                                                   15,000          566,100
Dell Inc.(1)                                                                                              12,000          501,120
Oracle Corp.(1)                                                                                           35,000          481,950
EMC Corp.(1)                                                                                              35,000          458,500
                                                                                                                       11,565,080

HEALTH CARE -- 11.20%
Medtronic, Inc.                                                                                           40,000        2,099,600
Medco Health Solutions, Inc.(1)                                                                           30,000        1,277,100
Eli Lilly and Co.                                                                                         22,000        1,193,280
Johnson & Johnson                                                                                         17,000        1,099,900
Becton, Dickinson and Co.                                                                                 17,000          963,050
Novo Nordisk A/S, Class B                                                                                 15,000          799,425
Merck & Co., Inc.                                                                                         25,000          701,250
Abbott Laboratories                                                                                       15,000          675,300
Pfizer Inc                                                                                                25,000          604,000
CIGNA Corp.                                                                                                7,000          561,750
Bristol-Myers Squibb Co.                                                                                  23,000          539,120
AstraZeneca PLC (ADR)                                                                                     10,000          376,000
Amgen Inc.(1)                                                                                              6,000          373,440
                                                                                                                       11,263,215

CONSUMER DISCRETIONARY -- 10.31%
Lowe's Companies, Inc.                                                                                    27,000        1,538,730
Walt Disney Co.                                                                                           52,000        1,488,760
Time Warner Inc.(1)                                                                                       75,000        1,350,000
Garmin Ltd.                                                                                               22,000        1,210,000
Target Corp.                                                                                              15,000          761,550
Delphi Corp.                                                                                              85,000          645,150
General Motors Corp.                                                                                      17,000          625,770
Home Depot, Inc.                                                                                          15,000          618,900
Federated Department Stores, Inc.                                                                         10,000          568,000
Gannett Co., Inc.                                                                                          7,000          560,280
Gentex Corp.                                                                                              15,000          507,450
TJX Companies, Inc.                                                                                       20,000          500,800
                                                                                                                       10,375,390

INDUSTRIALS -- 10.01%
3M Co.                                                                                                    21,000        1,771,560
Lockheed Martin Corp.                                                                                     25,000        1,445,250
General Electric Co.                                                                                      40,000        1,445,200
United Technologies Corp.                                                                                 12,000        1,208,160
Avery Dennison Corp.                                                                                      15,000          901,350
ServiceMaster Co.                                                                                         65,000          837,850
General Dynamics Corp.                                                                                     8,000          826,000
Burlington Northern Santa Fe Corp.                                                                        12,000          578,160
Emerson Electric Co.                                                                                       8,000          537,920
Northrop Grumman Corp.                                                                                    10,000          518,800
                                                                                                                       10,070,250

ENERGY -- 7.19%
Royal Dutch Petroleum Co. (New York registered)                                                           40,000    $   2,338,800
Exxon Mobil Corp.                                                                                         42,000        2,167,200
ChevronTexaco Corp.                                                                                       22,000        1,196,800
Marathon Oil Corp.                                                                                        22,000          852,060
Schlumberger Ltd.                                                                                         10,000          680,400
                                                                                                                        7,235,260

MATERIALS -- 3.17%
Rio Tinto PLC                                                                                             32,000          993,960
Air Products and Chemicals, Inc.                                                                          13,000          765,830
International Flavors & Fragrances Inc.                                                                   18,000          759,960
International Paper Co.                                                                                   17,000          665,550
                                                                                                                        3,185,300

TELECOMMUNICATION SERVICES -- 2.68%
Verizon Communications Inc.                                                                               20,000          711,800
BellSouth Corp.                                                                                           27,000          708,480
ALLTEL Corp.                                                                                              12,000          660,480
Sprint Corp.                                                                                              26,000          619,580
                                                                                                                        2,700,340

UTILITIES -- 2.33%
NSTAR                                                                                                     18,000        1,013,040
Duke Energy Corp.                                                                                         30,000          803,700
FirstEnergy Corp.                                                                                         13,267          527,496
                                                                                                                        2,344,236

MISCELLANEOUS -- 0.45%
Other common stocks in initial period of acquisition                                                                      450,957


Total common stocks (cost: $72,669,067)                                                                                86,665,655


Rights & warrants -- 0.00%

MISCELLANEOUS -- 0.00%
Other rights and warrants in initial period of acquisition                                                                  1,374

Total rights and warrants (cost: $1,733)                                                                                    1,374


Convertible securities -- 1.61%

INFORMATION TECHNOLOGY -- 1.61%
Lucent Technologies Inc. 8.00% convertible subordinated notes 2031                                        $1,000        1,080,000
Agere Systems Inc. 6.50% convertible notes 2009                                                              500          536,875

Total convertible securities (cost: $1,592,699)                                                                         1,616,875



Short-term securities -- 11.83%

Harley-Davidson Funding Corp. 2.44% due 2/15/2005(2)                                                      $2,315   $    2,312,646
Federal Home Loan Bank 2.42% due 3/28/2005                                                                 2,000        1,992,470
Ranger Funding Co. LLC 2.47% due 2/1/2005(2)                                                               1,700        1,699,883
Abbott Laboratories Inc. 2.35% due 2/17/2005(2)                                                            1,450        1,448,390
DuPont (E.I.) de Nemours & Co. 2.24% due 2/2/2005                                                          1,300        1,299,838
Hershey Foods Corp. 2.28% due 2/18/2005(2)                                                                 1,200        1,198,631
Freddie Mac 2.469% due 3/29/2005                                                                           1,200        1,195,324
U.S. Treasury Bills 2.065% due 2/17/2005                                                                     500          499,553
J.P. Morgan Chase & Co. 2.33% due 2/16/2005                                                                  250          249,741

Total short-term securities (cost: $11,896,417)                                                                        11,896,476


Total investment securities (cost: $86,159,916)                                                                       100,180,380
Other assets less liabilities                                                                                             408,267

Net assets                                                                                                           $100,588,647


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $6,659,550, which represented 6.62% of the net assets of the fund.

ADR = American Depositary Receipts




ENDOWMENTS, BOND PORTFOLIO
Investment portfolio
January 31, 2005                                                      unaudited

Bonds & notes -- 91.69%                                                                                     (000)     Market value

CORPORATE BONDS & NOTES -- 56.76%
FINANCIALS -- 17.41%
CIT Group Inc. 3.65% 2007                                                                                   $125         $124,184
CIT Group Inc. 7.375% 2007                                                                                   250          268,605
CIT Group Inc. 7.75% 2012                                                                                    125          148,255
AT&T Capital Corp., Series F, 6.60% 2005                                                                     250          251,561
Newcourt Credit Group Inc., Series B, 6.875% 2005                                                            300          300,460
Washington Mutual, Inc. 5.625% 2007                                                                          375          388,169
Washington Mutual, Inc. 2.96% 2010(1)                                                                        400          399,949
Washington Mutual Bank, FA 6.875% 2011                                                                       250          282,051
PRICOA Global Funding I 4.20% 2010(2)                                                                        250          249,174
Prudential Holdings, LLC, Series C, 8.695% 2023(2),(3)                                                       250          324,489
EOP Operating LP 4.65% 2010                                                                                  200          200,567
EOP Operating LP 8.10% 2010                                                                                  125          145,799
EOP Operating LP 6.75% 2012                                                                                  125          139,429
Abbey National PLC 6.70% (undated)(1)                                                                        250          269,392
Abbey National PLC 7.35% (undated)(1)                                                                        200          210,671
AIG SunAmerica Global Financing VII 5.85% 2008(2)                                                            125          132,703
International Lease Finance Corp. 5.875% 2013                                                                300          320,729
XL Capital Ltd. 5.25% 2014                                                                                   300          303,933
Mangrove Bay Pass Through Trust 6.102% 2033(1),(2)                                                           125          127,922
SocGen Real Estate Co. LLC, Series A, 7.64% (undated)(1),(2)                                                 375          408,875
TuranAlem Finance BV 8.50% 2015(2)                                                                           400          396,000
J.P. Morgan Chase & Co. 5.75% 2013                                                                           125          133,634
JPM Capital Trust I, cumulative capital securities trust, 7.54% 2027                                         200          220,783
Deutsche Bank Capital Funding Trust I, 7.872% (undated)(1),(2)                                               300          341,683
Banco Santander-Chile 5.375% 2014(2)                                                                         300          306,212
Countrywide Home Loans, Inc., Series L, 4.00% 2011                                                           300          291,172
Development Bank of Singapore Ltd. 7.875% 2009(2)                                                            250          286,840
Downey Financial Corp. 6.50% 2014                                                                            250          264,466
Barclays Bank PLC 6.86% callable perpetual core tier one notes (undated)(1),(2)                              100          116,840
Barclays Bank PLC 7.375% (undated)(1),(2)                                                                    125          145,624
United Overseas Bank Ltd. 5.375% 2019(1),(2)                                                                 250          256,025
Berkshire Hathaway Finance Corp. 4.125% 2010(2)                                                              250          250,067
Bayerische Landesbank, Series F, 2.50% 2006                                                                  250          247,018
Hospitality Properties Trust 6.75% 2013                                                                      215          239,062
MBNA Global Capital Funding, Series B, 2.96% 2027(1)                                                         200          190,544
Nationwide Mutual Insurance Co. 7.875% 2033(2)                                                               125          153,384
UFJ Finance Aruba AEC 6.75% 2013                                                                             125          140,978
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)(1),(2)                                      125          139,417
Household Finance Corp. 6.375% 2011                                                                          125          138,062
First Industrial, LP 6.875% 2012                                                                             125          137,928
Rouse Co. 7.20% 2012                                                                                         125          135,927
United Dominion Realty Trust, Inc. 6.50% 2009                                                                125          135,005
ReliaStar Financial Corp. 8.00% 2006                                                                         125          134,303
ProLogis Trust 7.05% 2006                                                                                    125          130,608
USA Education, Inc. 5.625% 2007                                                                              125          129,765
Monumental Global Funding Trust II, Series 2002-A, 5.20% 2007(2)                                             125          128,705
Allstate Financial Global Funding LLC 5.25% 2007(2)                                                          125          128,703
Simon Property Group, LP 4.875% 2010                                                                         125          127,182
CNA Financial Corp. 5.85% 2014                                                                               125          125,201
HBOS Treasury Services PLC 3.75% 2008(2)                                                                     125          124,063
Hartford Financial Services Group, Inc. 2.375% 2006                                                          125          122,541
John Hancock Global Funding II, Series 2004-A, 3.50% 2009(2)                                                 125          122,018
MetLife, Inc. 3.911% 2005                                                                                    105          105,351
Capital One Bank 8.25% 2005                                                                                  100          101,816
                                                                                                                       11,143,844

CONSUMER DISCRETIONARY -- 12.95%
General Motors Acceptance Corp. 7.75% 2010                                                                   800          841,194
General Motors Acceptance Corp. 4.56% 2014(1)                                                                250          239,100
General Motors Acceptance Corp. 8.00% 2031                                                                   125          126,849
Ford Motor Credit Co. 7.375% 2009                                                                            500          532,952
Ford Motor Credit Co. 7.375% 2011                                                                            500          534,308
Ford Motor Co. 7.45% 2031                                                                                    100          100,052
DaimlerChrysler North America Holding Corp. 8.00% 2010                                                       600          692,687
DaimlerChrysler North America Holding Corp. 7.30% 2012                                                       125          142,494
Comcast Cable Communications, Inc. 8.375% 2007                                                               125          137,197
Tele-Communications, Inc. 9.80% 2012                                                                         215          278,898
Tele-Communications, Inc. 7.875% 2013                                                                        250          301,658
Cox Communications, Inc. 4.625% 2010(2)                                                                      300          299,051
Cox Communications, Inc. 4.625% 2013                                                                         125          120,634
Cox Communications, Inc. 5.45% 2014(2)                                                                       125          126,370
J.C. Penney Co., Inc. 7.95% 2017                                                                             400          468,000
Liberty Media Corp. 7.875% 2009                                                                              255          281,343
Liberty Media Corp. 8.25% 2030                                                                               125          140,686
Toll Brothers, Inc. 6.875% 2012                                                                              375          420,753
Clear Channel Communications, Inc. 6.625% 2008                                                               125          132,439
Clear Channel Communications, Inc. 7.65% 2010                                                                250          282,976
Toys "R" Us, Inc. 7.875% 2013                                                                                250          258,125
Toys "R" Us, Inc. 7.375% 2018                                                                                125          120,781
ArvinMeritor, Inc. 6.625% 2007                                                                               250          259,688
MDC Holdings, Inc. 5.50% 2013                                                                                250          256,242
Office Depot, Inc. 6.25% 2013                                                                                200          214,962
AOL Time Warner Inc. 7.625% 2031                                                                             125          154,460
Centex Corp. 4.75% 2008                                                                                      150          152,709
Univision Communications Inc. 7.85% 2011                                                                     125          147,420
Pulte Homes, Inc. 8.125% 2011                                                                                125          145,963
Hyatt Equities, LLC 6.875% 2007(2)                                                                           125          130,894
Gannett Co., Inc. 4.95% 2005                                                                                 125          125,409
Carnival Corp. 3.75% 2007                                                                                    125          124,483
                                                                                                                        8,290,777

INDUSTRIALS -- 6.81%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011                                            385          369,401
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(3)                                         211          209,136
John Deere Capital Corp. 3.90% 2008                                                                          125          125,386
Deere & Co. 8.95% 2019                                                                                       370          435,945
Northwest Airlines Trust, Series 2, Class A, 9.25% 2014(3)                                                   141          148,398
Northwest Airlines, Inc., Series 1999-3, Class G, 7.935% 2020(3)                                             202          221,979
Northwest Airlines, Inc., Series 2001-1, Class A-1, 7.041% 2023(3)                                           186          185,145
Hutchison Whampoa International Ltd. 7.00% 2011(2)                                                           375          419,947
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012(3)                                            391          396,359
Bombardier Inc. 6.30% 2014(2)                                                                                375          323,438
Cendant Corp. 7.375% 2013                                                                                    250          290,964
General Electric Capital Corp., Series A, 5.375% 2007                                                        125          129,322
General Electric Capital Corp., Series A, 6.00% 2012                                                         125          136,825
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013(2),(3)                         236          260,771
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012                                                  200          191,073
Tyco International Group SA 6.375% 2011                                                                      150          166,043
America West Airlines, Inc., Series 2000-1, Class G, AMBAC insured, 8.057% 2022(3)                           123          134,767
Union Pacific Railroad Co. Pass Through Trust, Series 2003-1, 4.698% 2024(3)                                 125          121,189
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured,
     5.70% 2023(2),(3)                                                                                        90           92,811
Jet Equipment Trust, Series 1994-A, 11.79% 2013(2),(4)                                                       750               75
                                                                                                                        4,358,974

TELECOMMUNICATION SERVICES -- 6.28%
Sprint Capital Corp. 4.78% 2006                                                                              500          507,625
Sprint Capital Corp. 6.375% 2009                                                                              65           70,252
Sprint Capital Corp. 6.90% 2019                                                                               65           73,492
SBC Communications Inc. 5.10% 2014                                                                           550          555,006
AT&T Corp. 9.05% 2011(1)                                                                                     450          524,250
France Telecom 8.50% 2011(1)                                                                                 400          477,918
AT&T Wireless Services, Inc. 7.875% 2011                                                                     200          235,431
AT&T Wireless Services, Inc. 8.125% 2012                                                                     200          241,913
Verizon Wireless Capital LLC and Cellco Partnership 5.375% 2006                                              250          257,899
Qwest Services Corp. 13.50% 2010(2)                                                                          176          209,880
BellSouth Corp. 5.20% 2016                                                                                   150          151,327
British Telecommunications PLC 8.375% 2010(1)                                                                125          149,643
TELUS Corp. 8.00% 2011                                                                                       125          148,099
Koninklijke KPN NV 8.00% 2010                                                                                125          146,905
Vodafone Group PLC 7.75% 2010                                                                                125          144,384
Telecom Italia Capital SA 4.95% 2014(2)                                                                      125          123,867
                                                                                                                        4,017,891

UTILITIES -- 5.06%
Midwest Generation, LLC, Series B, 8.56% 2016(3)                                                             100          112,063
Homer City Funding LLC 8.734% 2026(3)                                                                        300          353,611
Commonwealth Edison Co., Series 99, 3.70% 2008                                                               125          124,646
Exelon Generation Co., LLC 6.95% 2011                                                                        300          338,701
Duke Capital Corp. 7.50% 2009                                                                                250          281,629
Duke Capital Corp. 6.25% 2013                                                                                125          135,866
FPL Energy American Wind, LLC 6.639% 2023(2),(3)                                                             285          308,266
TXU Corp., Series O, 4.80% 2009(2)                                                                           300          299,080
Reliant Energy Resources Corp. 7.75% 2011                                                                    250          290,232
AES Ironwood, LLC 8.857% 2025(3)                                                                             239          271,716
NiSource Finance Corp. 7.625% 2005                                                                           250          258,140
Constellation Energy Group, Inc. 6.125% 2009                                                                 200          215,866
Virginia Electric and Power Co., Series 2002-A, 5.375% 2007                                                  125          128,929
PSEG Power LLC 3.75% 2009                                                                                    125          123,097
                                                                                                                        3,241,842

MATERIALS -- 3.52%
Norske Skogindustrier ASA 7.625% 2011(2)                                                                     500          575,151
Packaging Corp. of America 5.75% 2013                                                                        375          388,886
Dow Chemical Pass Through Trust, Series 2004, 4.027% 2009(2)                                                 375          369,366
Georgia-Pacific Corp. 7.50% 2006                                                                             353          369,326
Equistar Chemicals, LP and Equistar Funding Corp. 8.75% 2009                                                 250          276,250
Weyerhaeuser Co. 6.75% 2012                                                                                  125          141,911
Phelps Dodge Corp. 6.125% 2034                                                                               125          132,220
                                                                                                                        2,253,110

HEALTH CARE -- 2.20%
Cardinal Health, Inc. 6.75% 2011                                                                             250          275,955
Cardinal Health, Inc. 4.00% 2015                                                                             200          179,975
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                     260          273,511
HCA - The Healthcare Co. 8.75% 2010                                                                          125          142,937
Health Net, Inc. 9.875% 2011(1)                                                                              125          152,201
Humana Inc. 7.25% 2006                                                                                       125          130,956
UnitedHealth Group Inc. 5.20% 2007                                                                           125          128,540
Amgen Inc. 4.00% 2009(2)                                                                                     125          124,428
                                                                                                                        1,408,503

CONSUMER STAPLES -- 1.27%
CVS Corp. 6.117% 2013(2),(3)                                                                                 115          122,205
CVS Corp. 5.298% 2027(2),(3)                                                                                 250          252,956
Delhaize America, Inc. 8.125% 2011                                                                           250          291,882
SUPERVALU INC. 7.50% 2012                                                                                    125          145,748
                                                                                                                          812,791

ENERGY -- 0.85%
Tengizchevroil Finance Co. S.ar.L., Series A, 6.124% 2014(2),(3)                                             300          304,125
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009(2),(3)                                                 247          243,118
                                                                                                                          547,243

INFORMATION TECHNOLOGY -- 0.41%
Electronic Data Systems Corp., Series B, 6.50% 2013(1)                                                       125          132,271
Jabil Circuit, Inc. 5.875% 2010                                                                              125          131,178
                                                                                                                          263,449



U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 18.48%
U.S. Treasury 5.75% 2005                                                                                   1,750        1,788,552
U.S. Treasury 10.75% 2005                                                                                    350          364,710
U.S. Treasury 3.00% 2007                                                                                   1,250        1,236,912
U.S. Treasury 3.625% 2008(5)                                                                                 296          318,650
U.S. Treasury 3.875% 2009(5)                                                                                 582          645,600
U.S. Treasury 14.00% 2011                                                                                    450          534,096
U.S. Treasury 4.375% 2012(6)                                                                                 500          513,205
U.S. Treasury 12.50% 2014                                                                                  1,200        1,640,064
U.S. Treasury 6.875% 2025                                                                                  1,775        2,294,738
Fannie Mae 7.00% 2005                                                                                        750          763,762
Fannie Mae 6.25% 2011                                                                                        250          273,572
Federal Home Loan Bank 2.00% 2006                                                                            410          405,178
Federal Home Loan Bank 2.375% 2006                                                                           390          385,815
Freddie Mac 4.25% 2005                                                                                       250          251,250
Freddie Mac 1.875% 2006                                                                                       50           49,343
Freddie Mac 5.75% 2010                                                                                 Euro  250          368,524
                                                                                                                       11,833,971

MORTGAGE- AND ASSET-BACKED OBLIGATIONS(3) -- 13.96%
Government National Mortgage Assn. 8.50% 2008                                                              $  23        $  23,611
Government National Mortgage Assn. 10.00% 2020                                                                72           82,296
Government National Mortgage Assn. 7.50% 2023                                                                 18           19,224
Government National Mortgage Assn. 8.00% 2023                                                                 40           43,654
Government National Mortgage Assn. 8.00% 2023                                                                 37           40,053
Government National Mortgage Assn. 7.00% 2024                                                                 27           29,312
Government National Mortgage Assn. 7.00% 2024                                                                 21           22,768
Government National Mortgage Assn. 7.50% 2024                                                                 36           38,940
Government National Mortgage Assn. 7.00% 2025                                                                 56           59,277
Government National Mortgage Assn. 7.00% 2025                                                                 23           24,849
Government National Mortgage Assn. 7.00% 2028                                                                 23           24,334
Government National Mortgage Assn. 7.00% 2029                                                                 22           22,960
Government National Mortgage Assn. 7.00% 2029                                                                 21           22,892
Government National Mortgage Assn. 7.50% 2030                                                                 18           19,189
Government National Mortgage Assn. 7.50% 2030                                                                 11           12,122
Government National Mortgage Assn. 8.00% 2030                                                                 18           19,268
Government National Mortgage Assn. 8.00% 2030                                                                 16           17,204
Government National Mortgage Assn. 8.00% 2031                                                                 14           15,145
Government National Mortgage Assn. 7.00% 2032                                                                 37           39,741
Government National Mortgage Assn. 7.50% 2032                                                                 25           26,454
Government National Mortgage Assn. 6.00% 2033                                                                278          288,878
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030                             375          403,797
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032                            250          286,130
CWABS, Inc., Series 2004-15, Class AF-4, 4.614% 2032                                                         382          380,281
CWABS, Inc., Series 2004-15, Class AF-5, 5.227% 2035                                                         250          247,550
Fannie Mae 6.00% 2016                                                                                         41           43,110
Fannie Mae, Series 2001-4, Class GA, 10.245% 2025(1)                                                          62           69,839
Fannie Mae 7.00% 2026                                                                                         34           36,523
Fannie Mae 6.50% 2031                                                                                         27           28,648
Fannie Mae 7.00% 2031                                                                                         23           24,403
Fannie Mae 7.50% 2031                                                                                         16           16,730
Fannie Mae, Series 2001-20, Class C, 12.01% 2031(1)                                                           60           70,741
Fannie Mae 6.00% 2034                                                                                        250          258,457
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041                                                            44           46,184
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.212% 2030(1)                                     250          270,914
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.212% 2030(1)                                     250          267,676
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-2, 5.935% 2034                           125          127,253
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A-4, 4.283% 2039                            255          252,830
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1A, 6.26% 2040                             23           22,968
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040                            125          134,228
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030                                       500          536,236
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035                    224          223,425
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035                    250          277,552
Residential Funding Mortgage Securities I, Inc., Series 2004-SA1, Class A-II, 4.358% 2034(1)                 465          459,092
Freddie Mac 8.75% 2008                                                                                         8            8,218
Freddie Mac 6.00% 2034                                                                                       241          249,748
Freddie Mac, Series T-056, Class A-2A, 2.842% 2036                                                           168          166,463
Wells Fargo Home Equity Trust, Series 2004-2, Class AI-5, 4.89% 2028                                         334          337,758
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-B-1, 8.395% 2016                               116          119,400
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020                                  200          211,542
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026(2)                                                   299          326,581
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035                          250          268,890
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-7, 7.05% 2009                                           250          264,662
Residential Asset Securities Corp. Trust, Series 2004-KS12, Class A-I-2, 2.76% 2035(1)                       250          250,040
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025                                      125          144,802
Chase Manhattan Bank -- First Union National Bank, Commercial Mortgage Trust,
     Series 1999-1, Class B, 7.619% 2031                                                                     125          142,214
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032                                       125          135,190
PF Export Receivables Master Trust, Series 2001-B, MBIA insured, 6.60% 2011(2)                               125          133,032
GGP Mall Properties Trust, Series 2001-GGP1, Class A-2, 5.007% 2011(2)                                       122          124,074
Prestige Auto Receivables Trust, Series 2003-1, Class A-2, FSA insured, 2.41% 2010(2)                        116          115,493
Morgan Stanley Mortgage Trust, Series 2004-3, Class 4-A, 5.713% 2034(1)                                      111          112,317
GMAC Commercial Mortgage Securities, Inc., Series 1997-C1, Class A-3, 6.869% 2029                            100          105,589
Nomura Asset Securities Corp., Series 1998-D6, Class A-1A, 6.28% 2030                                         83           86,074
WaMu Mortgage Pass-Through Certificates Trust, Series 2004-AR1, Class A, 4.229% 2034(1)                       84           83,576
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.545% 2027(1),(2)                               76           80,065
Bear Stearns ARM Trust, Series 2003-6, Class I-A-2, 4.02% 2033(1)                                             69           69,042
Green Tree Financial Corp., Series 1996-5, Class B-2, 8.45% 2027                                             164              818
Conseco Finance Manufactured Housing Contract Trust, Series 2001-3, Class A-2, 5.16% 2033                     28           28,272
                                                                                                                        8,940,598

MUNICIPALS -- 2.20%
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                            300          300,192
State of New Jersey, Tobacco Settlement Fncg. Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                            125          125,149
State of California, Golden State Tobacco Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, Series 2003-A1, 6.25% 2033                                               325          326,515
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                              285          286,137
State of South Dakota, Educational Enhancement Funding Corp. Tobacco Settlement
     Asset-backed Bonds, Series 2002-A, Class A, 6.72% 2025                                                  182          175,573
State of North Carolina, Eastern Municipal Power Agcy., Power System Rev. Ref.
     Bonds, Federally Taxable, Series 2003-E, 5.55% 2014                                                     125          125,824
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2001-A, Class A, 6.36% 2025                                                   67           66,001
                                                                                                                        1,405,391

NON-U.S. GOVERNMENT OBLIGATIONS -- 0.29%
United Mexican States Government Global 11.375% 2016                                                         125          186,562


Total bonds and notes (cost: $57,084,856)                                                                              58,704,946


                                                                                                       Shares or
Convertible securities -- 0.64%                                                                 principal amount

TELECOMMUNICATION SERVICES -- 0.56%
Hellenic Exchangeable Finance SCA 2.00% exchangeable bonds 2005                                    Euro  250,000          358,900

CONSUMER DISCRETIONARY -- 0.08%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032                          1,000 shares    49,980


Total convertible securities (cost: $287,891)                                                                             408,880


Preferred stocks -- 5.49%                                                                                 Shares     Market value

FINANCIALS -- 5.49%
BNP U.S. Funding LLC, Series A, 7.738% noncumulative preferred(1),(2)                                    375,000    $     412,046
BNP Paribas Capital Trust 9.003% noncumulative trust preferred(1),(2)                                    150,000          184,049
Fannie Mae, Series O, 7.00% preferred 2007(2),(7)                                                         10,000          566,880
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up perpetual preferred(1),(2)               400,000          496,126
Royal Bank of Scotland Group PLC, Series 3 Preference Shares, 7.816%                                     425,000          439,794
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred(1),(2)                                  360,000          419,513
ING Capital Funding Trust III 8.439% noncumulative preferred(1)                                          250,000          298,417
NB Capital Corp., Series A, 8.35% exchangeable preferred depositary shares                                10,000          280,200
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities(2)                    10,000          272,188
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares(1),(2)            125,000          144,034

Total preferred stocks (cost: $3,173,262)                                                                               3,513,247


                                                                                                Principal amount
Short-term securities -- 0.62%                                                                             (000)

Ranger Funding Co. LLC 2.47% 2/1/2005(2)                                                                    $400          399,972


Total short-term securities (cost: $399,972)                                                                              399,972


Total investment securities (cost: $60,945,981)                                                                        63,027,045
Other assets less liabilities                                                                                             995,760

Net assets                                                                                                            $64,022,805


(1) Coupon rate may change periodically.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $12,398,596, which represented 19.37% of the net assets of the fund.
(3) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(4) Company not making scheduled interest payments; bankruptcy proceedings pending.
(5) Index-linked bond whose principal amount moves with a government retail price index.
(6) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.
(7) Security did not produce income during the last 12 months.





ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 11 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12 - Exhibits

(a) The Code of Ethics - not applicable for filing of Semiannual Reports to Shareholders.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ENDOWMENTS


By /s/ Robert G. O'Donnell
-------------------------------------
Robert G. O'Donnell, Chairman and PEO

Date: April 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ Robert G. O'Donnell
-------------------------------------
Robert G. O'Donnell, Chairman and PEO

Date: April 8, 2005



By /s/ Susi M. Silverman
------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: April 8, 2005